LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 11 – LEASES

The Company elected the practical expedient under ASU 2018-11 “Leases: Targeted Improvements” which allows the Company to apply the transition provision for Topic 842 at the Company’s adoption date instead of at the earliest comparative period presented in the financial statements. Therefore, the Company recognized and measured leases existing at January 1, 2019, but without retrospective application. In addition, the Company elected the optional practical expedient permitted under the transition guidance which allows the Company to carry forward the historical accounting treatment for existing leases upon adoption. No impact was recorded to the beginning retained earnings for Topic 842. The Company has two operating leases for corporate offices. The following table outlines the details of such leases:

	Lease 1	Lease 2
Initial Lease Term	January 2021 to December 2021	November 2018 to November 2023
Renewal Lease Term	-	November 2023 to November 2028
New Initial Lease Term	January 2022 to December 2026	-
New Renewal Lease Term	January 2027 to December 2031	-
Initial Recognition of Right to use assets at January 1, 2019	$534,140	$313,301
New Initial Recognition of Right to use Assets at December 31, 2021	$977,220	$-
Incremental Borrowing Rate	10%	10%

The Company entered into a new corporate office lease (Lease 1) on January 2022. The Company determined that entering into the new lease required remeasurement of the lease liability resulting in the increase of the right-of-use asset and the associated lease liability by $977,220. The new lease is still classified as an operating lease.

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded in the Consolidated Balance Sheet as of December 31, 2022.

Amounts due within twelve months of December 31
2023	293,683
2024	302,494
2025	311,569
2026	320,916
Thereafter	105,531
Total minimum lease payments	1,334,193
Less: effect of discounting	(264,228)
Present value of future minimum lease payments	1,069,965
Less: current obligations under leases	195,475
Long-term lease obligations	$874,490

The difference to the balance sheet above is due to the current and long-term remaining obligations of the copier lease not included in the amount of $13,943 as of December 31, 2022.

For the years ended December 31, 2022, and 2021, amortization of assets was $181,218 and $131,558, respectively.

For the years ended December 31, 2022, and 2021, operating lease liabilities paid was $164,618 and 131,153, respectively.